Significant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Minimum | Installation and machinery
Disclosure of detailed information about property, plant and equipment
Useful lives	3 years
Minimum | Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment
Useful lives	4 years
Maximum | Installation and machinery
Disclosure of detailed information about property, plant and equipment
Useful lives	15 years
Maximum | Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment
Useful lives	10 years